                                                      AMERICAN SKANDIA TRUST
                                                      One Corporate Drive
                                                      Shelton, Connecticut 06484
                                                      TELEPHONE (203)926-1888
                                                      FACSIMILE (203) 925-6932

                                                              January 25, 2001

VIA EDGAR SUBMISSION
--------------------

Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Trust
                  Pursuant to Rule 497(j)
                  Registration No. 333-51392
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph  (j) of Rule 497,  that:  (1) the form of  Prospectus  and  Statement of Additional
Information  filed on Form N-14 for the AST MFS Growth  Portfolio of American  Skandia Trust does differ from that contained in the most recent pre-effective amendment to the registration  statement;  and (2) the text of the Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on January 16, 2001.

         If you have any questions, please do not hesitate to contact me at (203) 944-7729.  Thank you for your attention.

                                                              Very truly yours,

                                                              Edward P. Macdonald
                                                              Senior Counsel, Securities

cc:  Kenneth Fang, Esq.
     Robert K. Fulton, Esq.